Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2025
Jianping Kong [Member]
Schedule of Related Party Transactions [Line Items]
Nature of Relationship	Principal shareholder, chairman and chief executive officer
Qifeng Sun [Member]
Schedule of Related Party Transactions [Line Items]
Nature of Relationship	Principal shareholder and vice chairman